Net Loss Per Share Attributable to Common Stockholders - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (2,716)	$ (2,385)	$ (9,230)	$ (10,281)
Denominator:
Weighted average shares used to computing basic net loss per share	5,604,651	5,601,651	5,604,651	5,600,741
Weighted average shares used to computing diluted net loss per share	5,604,651	5,601,651	5,604,651	5,600,741
Net loss per share attributable to common stockholders – basic	$ (0.48)	$ (0.43)	$ (1.65)	$ (1.84)
Net loss per share attributable to common stockholders – diluted	$ (0.48)	$ (0.43)	$ (1.65)	$ (1.84)